Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The financial statements are prepared on the accrual basis of accounting in accordance with GAAP.
Valuation of Investments
Valuation of Investments
The Plan’s investments are stated at fair value. Shares of mutual funds and the money market fund are valued at quoted market prices which represent the net asset value of shares (“NAV”) held by the Plan at year-end. Equity securities are valued at fair value using quoted market prices. Reinvested income, accrued interest and dividends are reflected as additions to the cost basis of the investments. Investment transactions are recorded on a trade-date basis. Interest income is recorded when earned and dividend income is recorded on the ex-dividend date. The Plan presents in the statement of changes in net assets available for benefits the net appreciation in the fair value of its investments, which consists of realized gains or losses on investments sold during the year and the unrealized appreciation on those investments held at the end of the year.

Notes Receivable from Participants
Notes Receivable from Participants
Loans to participants are reported at their principal balances plus any accrued but unpaid interest. Delinquent participant loans are recorded as distributions based on the terms of the Plan document.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Use of estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP, as applied to defined contribution employee benefit plans, requires the Plan’s management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.